Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	EATON VANCE SERIES TRUST II
Central Index Key	0000074663
Amendment Flag	false
Document Creation Date	Aug. 15, 2016
Document Effective Date	Aug. 15, 2016
Prospectus Date	Nov. 01, 2015
Parametric Tax-Managed Emerging Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	EITEX